Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 17, 2017
Registrant Name	dei_EntityRegistrantName	Northern Lights Variable Trust
Central Index Key	dei_EntityCentralIndexKey	0001352621
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlvt
Document Creation Date	dei_DocumentCreationDate	Apr. 17, 2017
Document Effective Date	dei_DocumentEffectiveDate	Apr. 17, 2017
Prospectus Date	rr_ProspectusDate	Apr. 17, 2017
Astor Macro Alternative Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Summary: Astor Macro Alternative Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide positive returns over a market cycle regardless of market conditions or general market direction.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are estimated for the current fiscal year. The expenses of the Portfolio’s wholly-owned subsidiary are consolidated with those of the Portfolio and are not presented as a separate expense.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same following the expiration of the expense limitation agreement. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Astor Macro Alternative Portfolio (the "Portfolio") utilizes multiple quantitative strategies implemented over a broad variety of asset classes and countries in seeking to achieve its investment objective and generate high risk-adjusted returns (capital appreciation) with lower volatility than the global equity markets. While the Portfolio may generate income that is not expected to be the primary source of achieving its investment objective. The Portfolio may invest in domestic or foreign equity or fixed income securities and will also seek exposure to global currency and commodity markets by investing primarily in exchange traded funds ("ETFs") and futures contracts. The Portfolio may also invest in Total Return Swap contracts, or securities directly, to achieve its investment objective.

The Portfolio invests in ETFs that each invest primarily in either equity securities (corporate or REIT common and preferred stocks) or fixed-income securities (such as bonds, notes and debentures) of government or private issuers. The Portfolio utilizes an asset allocation model to determine the percentage of exposure to specific global markets and equity securities vs. fixed income. The Portfolio invests in ETFs without restriction as to the underlying securities issuers' capitalization, country or currency. With respect to fixed income securities, the Portfolio invests primarily in those rated BBB- or higher by Standard and Poor's Rating Group or similarly rated by another nationally recognized statistical rating organization ("NRSRO") with a maximum duration of 30 years or less. However, the Portfolio may invest in fixed income securities of any credit quality (including high yield), and any maturity.

The Portfolio gains exposure to various assets classes and global markets, including emerging markets, by investing in both ETFs and futures contracts linked to stock indices, fixed income, currency and commodities (such as base metals, agriculture, soft goods, and energy). The Portfolio's investment adviser seeks superior returns and below-market volatility through a tactical asset allocation strategy based on its proprietary macroeconomic model and investment philosophy to select assets that it believes have the potential to generate positive returns in the given economic environment. For example, a strong economy in a given country could lead the Portfolio to take larger positions in equity investments, while reducing its exposure to such country's fixed income or bond markets.

The adviser's investment model and philosophy uses quantitative indicators to analyze country-specific economic data inputs including: (1) employment, (2) economic output (through data such as gross domestic product or GDP) and (3) overall market conditions. The adviser uses these inputs to determine, what the adviser believes to be, the current level of economic growth. Once the economic level is identified, the adviser tactically allocates assets among various market segments and rebalances the Portfolio's investment portfolio with the goal of achieving positive returns with relatively low return volatility compared to the global markets throughout all phases of the business cycle. The adviser anticipates rebalancing the Portfolio's portfolio based upon its determination of changes in the economic cycle as well as other proprietary indicators.

In making investment decisions outside the US, the Portfolio also considers relative inflation rates, the rate of currency appreciation relative to inflation, current account deficits and the state of the world business cycle. In addition the adviser considers a wide variety of financial market data including short and long term interest rates, and the difference between those rates and those of the United States, valuation ratios, recent market volatility and recent market volatility relative to the price of options.

The Portfolio may hedge its long portfolio by maintaining short exposure through futures, or purchasing inverse ETFs. The Portfolio may also hedge its currency exposure on international equity positions through its fundamental currency strategy which trades futures linked to currency such as the GBP, EUR, JPY, and AUD in equal weighting long, short, or neutral against one another and a currency momentum strategy that utilizes futures to trade such currencies against the dollar.

In seeking to fulfill the Portfolio's investment objective, the adviser may engage in frequent trading of the Portfolio's portfolio securities. The portfolio turnover rate is expected to be above 100% annually.

Subsidiary: The Portfolio may execute portions of its investment strategy (e.g. commodities exposure), by investing up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled Cayman Island domiciled subsidiary, AMAP Fund Limited (the “Subsidiary”). The Subsidiary will invest primarily in futures contracts for assets such as commodities, currencies and fixed income securities. However, the Portfolio may also make these investments outside of the Subsidiary. The Subsidiary is subject to the same investment restrictions as the Portfolio, when viewed on a consolidated basis. The principal investment strategies and principal investment risks of the Subsidiary are also principal investment strategies and principal risks of the Portfolio and are reflected in this Prospectus. By investing in futures contacts indirectly through the Subsidiary, the Portfolio will obtain exposure to financial markets such as commodities within the federal tax requirements that apply to the Portfolio. Because the Portfolio may invest a substantial portion of its assets in the Subsidiary, references to the Portfolio may also include the Subsidiary.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. The Portfolio is not intended to be a complete investment program. Many factors affect the Portfolio's net asset value and performance.

The following describes the risks the Portfolio may bear directly and indirectly through ETFs:

(1) Alternative and Specialty Assets Risks: The Portfolio may invest in "alternative asset" or "specialty" market segments. The risks and volatility of these investments are linked to narrow segments of the economy such as commodities, real estate, or currency exchange rates and may include leverage, which magnifies the changes in the value of the ETF.

(2) Commodity Risk: Investing in the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

(3) Counterparty Risk: The Portfolio's investments in derivatives and other financial instruments that involve counterparties subject the Portfolio to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty's failure or inability to perform its obligations or bankruptcy. In the event of default, the Portfolio could experience delays in recovering some or all of its assets as a result of bankruptcy or other reorganization proceedings. The Portfolio could also experience limited recoveries or no recovery at all, and the value of an investment in the Portfolio could decline as a result. In addition, the Portfolio may default under an agreement with a counterparty which could adversely affect the Portfolio's investing activities.

(4) Credit Risk: Debt issuers may not make interest or principal payments, resulting in losses to the Portfolio. In addition, the credit quality of securities held by an ETF may be lowered if an issuer's financial condition changes. These risks are more pronounced for securities at the lower end of the investment grade credit quality spectrum, such as those rated BBB- by Standard & Poor's Ratings Group or another NRSRO.

(5) Currency Risk (Domestic and Foreign): The risk that material changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign and domestic currencies. Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Portfolio is long or short. Credit risk results because a currency-trade issuer may default. Country risk arises because a government may interfere with transactions in its currency.

(6) Derivatives Risk: The Portfolio's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to leverage, credit risk and counterparty risk.

(7) Emerging Market Risk: Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries. Emerging market economies may be based on only a few industries, may be more susceptible to economic weakness, and their issuers more likely to default. Emerging market may have relatively unstable governments and less-developed legal systems with fewer security holder rights. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid.

(8) Equity Risk: The net asset value of the Portfolio will fluctuate based on changes in the value of the equity securities in which it invests through ETFs. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

(9) ETF Risk: ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in bonds. Each ETF is subject to specific risks, depending on its investments. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Portfolio.

(10) Fixed-Income Risk: When the Portfolio invests in fixed-income, the value of your investment in the Portfolio will fluctuate with changes in interest rates. Rising interest rates will cause a fixed-income's value to decline. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Portfolio. As a result, for the present, interest rate risk may be heightened. Defaults by fixed income issuers will also harm performance. Other risk factors impacting fixed-income securities include credit risk, maturity risk, market risk, extension or prepayment risk, illiquid security risks, investment-grade securities risk. These risks could affect the value of a particular investment by the Portfolio possibly causing the Portfolio's share price and total return to be reduced and fluctuate more than other types of investments.

(11) Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

(12) Futures Risk: There could be an imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the futures contract. Also, if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

(13) Hedging Transactions Risk: The adviser, from time to time, employs various hedging techniques. The success of the Portfolio's hedging strategy will be subject to the adviser's ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. The adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Portfolio from achieving the intended hedge or expose the Portfolio to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

(14) High-Yield Bond Risk: Lower-quality bonds, known as "high yield" or "junk" bonds, are considered speculative and present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Portfolio's share price.

(15) Inverse ETF Risk: Inverse ETFs are designed to rise in price when stock prices are falling. Inverse ETFs tend to limit the Portfolio's participation in overall market-wide gains. Accordingly, their performance over longer terms can perform very differently than underlying assets and benchmarks, and volatile markets can amplify this effect.

(16) Limited History of Operations Risk: The Portfolio is a new mutual fund and has a limited history of operations for investors to evaluate.

(17) Management Risk: The adviser's dependence on its proprietary macroeconomic analysis and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Portfolio invests may prove to be incorrect and may not produce the desired results.

(18) Portfolio Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Portfolio's return, unless the securities traded can be bought and sold without corresponding commission costs. The Portfolio's portfolio turnover rate is expected to be above 100% annually.

(19) Real Estate Investment Trust (REIT) Risk. Investing in real estate investment trusts, or REITs, involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Portfolio, a shareholder will bear expenses of the REITs in addition to Portfolio expenses.

(20) Short Position Risk: The Portfolio will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Portfolio purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. The Portfolio's losses are potentially significant in a short position transaction.

(21) Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

(22) Sovereign Debt Risk: These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

(23) Wholly Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Portfolio and the Subsidiary, respectively, are organized, could result in the inability of the Portfolio and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Portfolio and its shareholders. Unlike the Portfolio, the Subsidiary will not seek to qualify as a regulated investment company under Subchapter M of the Code. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Portfolio. Your cost of investing in the Portfolio will be higher because you indirectly bear the expenses of the Subsidiary.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by calling (877) 738-0333 or visiting www.astorimfunds.com. Daily net asset value per share information is available by calling (877) 738-0333.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 738-0333
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astorimfunds.com
Astor Macro Alternative Portfolio | Class 1 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.02%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 195
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 623
Astor Macro Alternative Portfolio | Class 2 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 230
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 730

[1]	Other expenses are estimated for the current fiscal year. The expenses of the Portfolio's wholly-owned subsidiary are consolidated with those of the Portfolio and are not presented as a separate expense.
[2]	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table does not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies. The Acquired Fund Fees and Expenses estimate does not include the cost of investing in Swap contracts. Swap contract fees and expenses, which cannot be meaningfully estimated at present, could be expected to be in the range of 0.25% to 1.00% of Swap contract notional value.
[3]	The adviser has contractually agreed to waive its management fees and to make payments to limit Portfolio expenses, until April 30, 2018 so that the total annual operating expenses exclusive of (i) brokerage fees and commissions; (ii) acquired fund fees and expenses; (iii) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and Swap fees and expenses); (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Portfolio officers and Trustees, contractual indemnification of Portfolio service providers (other than the adviser)) of the Portfolio do not exceed 1.75% and 2.10%, for Class 1 and Class 2 shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Portfolio in future years (within the three fiscal years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Portfolio's Board of Trustees, on 60 days written notice to the adviser.